Derivative Instruments And Hedging Activities (Written Credit Derivatives By External Credit Rating Of The Underlying Asset) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	¥ 20,159		¥ 18,933
Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	10,738		12,666
Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	3,298		3,552
Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	781		212
Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	34,976		35,363
AAA Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,196		2,200
AAA Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	140		1,228
AAA Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	20		22
AAA Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	0		25
AAA Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,356		3,475
AA Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,749		1,182
AA Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	711		375
AA Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	18
AA Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	0
AA Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,478		1,557
A Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,878		5,789
A Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,358		5,592
A Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	3
A Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	137		29
A Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	11,376		11,410
BBB Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5,550		5,722
BBB Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,905		3,202
BBB Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	111		0
BBB Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	532		154
BBB Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	9,098		9,078
BB Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,974		2,586
BB Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,619		577
BB Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	212
BB Rating [Member] | Credit Risk Related Options And Swaptions [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	112		4
BB Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	4,917		3,167
Other Rating [Member] | Single-Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	1,812	[1]	1,454	[1]
Other Rating [Member] | Credit Default Indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	5	[1]	1,692	[1]
Other Rating [Member] | Other Credit-Risk Related Portfolio Products [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	2,934	[1]	3,530	[1]
Other Rating [Member] | Total [Member]
Credit Derivatives [Line Items]
Maximum potential payout/notional	¥ 4,751	[1]	¥ 6,676	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.